Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (8,823)		$ (1,379)		$ (5,512)		$ (7,098)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	19,979,589	[1]	10,687,106	[1]	11,603,381	[2]	9,828,411	[2]
Net loss per share attributable to common stockholders, basic and diluted	$ (0.44)	[1]	$ (0.13)	[1]	$ (0.48)	[2]	$ (0.72)	[2]

[1]	Amounts for the three months ended March 31, 2019 were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and net loss per share, basic and diluted were retrospectively adjusted accordingly.
[2]	Amounts for the year ended December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and net loss per share attributable to common stockholders, basic and diluted were adjusted accordingly